Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2021
Registrant Name	dei_EntityRegistrantName	Professionally Managed Portfolios
Entity Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 16, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 16, 2022
Prospectus Date	rr_ProspectusDate	Nov. 28, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A